Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000025780 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[1]
C000025780 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
C000025780 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000025780 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000025780 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
C000025780 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000025780 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000025780 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000025780 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000025780 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000025780 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025780 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000025780 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025780 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000025780 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025780 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025780 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025780 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025780 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025780 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025781 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[2]
C000025781 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[2]
C000025781 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000025781 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2]
C000025781 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
C000025781 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000025781 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000025781 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000025781 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000025781 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000025781 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025781 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000025781 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025781 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000025781 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025781 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025781 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025781 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025781 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025781 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025784 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000025784 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000025784 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000025784 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000025784 [Member] | Post Holdings Inc 2 50 due 8 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000025784 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000025784 [Member] | Integer Holdings Corp 1 875 due 3 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000025784 [Member] | Seagate HDD Cayman 3 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000025784 [Member] | Nice Ltd zero coupon due 9 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000025784 [Member] | Uber Technologies Inc Series 2028 0 875 due 12 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000025784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025784 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025784 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000025784 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000168875 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000168875 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000168875 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000168875 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000168875 [Member] | Post Holdings Inc 2 50 due 8 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000168875 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000168875 [Member] | Integer Holdings Corp 1 875 due 3 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000168875 [Member] | Seagate HDD Cayman 3 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000168875 [Member] | Nice Ltd zero coupon due 9 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000168875 [Member] | Uber Technologies Inc Series 2028 0 875 due 12 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[4]
C000168875 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168875 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000168875 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000168875 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000025785 [Member] | Welltower OP LLC 3 125 due 7 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000025785 [Member] | Tetra Tech Inc 2 25 due 8 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000025785 [Member] | Merit Medical Systems Inc 3 00 due 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000025785 [Member] | Lantheus Holdings Inc 2 625 due 12 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000025785 [Member] | Post Holdings Inc 2 50 due 8 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000025785 [Member] | PG And E Corp 4 25 due 12 1 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000025785 [Member] | Integer Holdings Corp 1 875 due 3 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000025785 [Member] | Seagate HDD Cayman 3 50 due 6 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000025785 [Member] | Nice Ltd zero coupon due 9 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000025785 [Member] | Uber Technologies Inc Series 2028 0 875 due 12 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000025785 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025785 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025785 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000025785 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000025788 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000025788 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000025788 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[6]
C000025788 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000025788 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000025788 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
C000025788 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000025788 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6]
C000025788 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000025788 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000025788 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025788 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025788 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000025788 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025788 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025788 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025788 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025788 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025788 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025788 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025788 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025789 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000025789 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000025789 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000025789 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000025789 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000025789 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000025789 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000025789 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000025789 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000025789 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000025789 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025789 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025789 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000025789 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025789 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025789 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025789 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025789 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025789 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025789 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025789 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025790 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[8]
C000025790 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[8]
C000025790 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000025790 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[8]
C000025790 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000025790 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[8]
C000025790 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000025790 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000025790 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000025790 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000025790 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025790 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000025790 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025790 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000025790 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025790 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025790 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025790 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025790 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025790 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025791 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[9]
C000025791 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[9]
C000025791 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[9]
C000025791 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[9]
C000025791 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000025791 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[9]
C000025791 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000025791 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000025791 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000025791 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000025791 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025791 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000025791 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000025791 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000025791 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025791 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025791 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025791 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025791 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025791 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025794 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000025794 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000025794 [Member] | Rentokil Initial plc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000025794 [Member] | Arthur J Gallagher And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000025794 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000025794 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000025794 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000025794 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000025794 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000025794 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[10]
C000025794 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025794 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000025794 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025794 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025794 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025794 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025794 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025794 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025794 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025794 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025794 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025795 [Member] | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000025795 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000025795 [Member] | Rentokil Initial plc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000025795 [Member] | Arthur J Gallagher And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000025795 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000025795 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000025795 [Member] | Hexcel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000025795 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000025795 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000025795 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000025795 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025795 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000025795 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025795 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025795 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025795 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025795 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025795 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025795 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000025795 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025795 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025802 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[12]
C000025802 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[12]
C000025802 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[12]
C000025802 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000025802 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[12]
C000025802 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000025802 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[12]
C000025802 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[12]
C000025802 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000025802 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000025802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025802 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000025802 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025802 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025802 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025802 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025802 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025802 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025802 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025802 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025802 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025803 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[13]
C000025803 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[13]
C000025803 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[13]
C000025803 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000025803 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000025803 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000025803 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[13]
C000025803 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000025803 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[13]
C000025803 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000025803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000025803 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000025803 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000025803 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000025803 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025803 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025803 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025803 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025803 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025803 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025803 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025804 [Member] | U S Treasury Notes 3 875 4 25 due 3 31 27 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[14]
C000025804 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000025804 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[14]
C000025804 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000025804 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[14]
C000025804 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000025804 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[14]
C000025804 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000025804 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000025804 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000025804 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000025804 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025804 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025804 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000025804 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025804 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025804 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000025804 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025805 [Member] | U S Treasury Notes 3 875 4 25 due 3 31 27 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%	[15]
C000025805 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[15]
C000025805 [Member] | iShares Intermediate Government Credit Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[15]
C000025805 [Member] | Vanguard Intermediate Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[15]
C000025805 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000025805 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000025805 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000025805 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000025805 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000025805 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000025805 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000025805 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025805 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000025805 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025805 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025805 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000025805 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025806 [Member] | Univision Communications Inc 6 625 8 546 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000025806 [Member] | TransDigm Inc 6 796 7 125 due 8 24 28 1 19 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000025806 [Member] | Dun And Bradstreet Corp The 6 572 due 1 18 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[16]
C000025806 [Member] | McAfee Corp 7 316 due 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000025806 [Member] | Medline Borrower LP 5 25 6 577 due 10 23 28 10 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000025806 [Member] | Allied Universal Holdco LLC 7 875 8 177 due 5 12 28 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000025806 [Member] | UKG Inc 7 311 due 2 10 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000025806 [Member] | Clarios Global LP 6 827 7 077 due 5 6 30 1 28 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000025806 [Member] | Asurion LLC 7 691 9 691 due 7 30 27 9 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000025806 [Member] | Cloud Software Group Inc 7 796 8 25 due 3 30 29 6 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000025806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025806 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025806 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000025806 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025806 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025806 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025806 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025806 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025806 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025806 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025806 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025807 [Member] | Univision Communications Inc 6 625 8 546 due 6 1 27 7 31 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000025807 [Member] | TransDigm Inc 6 796 7 125 due 8 24 28 1 19 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000025807 [Member] | Dun And Bradstreet Corp The 6 572 due 1 18 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[17]
C000025807 [Member] | McAfee Corp 7 316 due 3 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000025807 [Member] | Medline Borrower LP 5 25 6 577 due 10 23 28 10 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000025807 [Member] | Allied Universal Holdco LLC 7 875 8 177 due 5 12 28 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[17]
C000025807 [Member] | UKG Inc 7 311 due 2 10 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000025807 [Member] | Clarios Global LP 6 827 7 077 due 5 6 30 1 28 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000025807 [Member] | Asurion LLC 7 691 9 691 due 7 30 27 9 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000025807 [Member] | Cloud Software Group Inc 7 796 8 25 due 3 30 29 6 30 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[17]
C000025807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000025807 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025807 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000025807 [Member] | Chemicals Plastics And Rubber [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000025807 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025807 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025807 [Member] | Services Business [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025807 [Member] | High Tech Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025807 [Member] | Hotels Motels Inns And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025807 [Member] | Healthcare Education And Childcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025807 [Member] | Automobile Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025808 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000025808 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025808 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025808 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000025809 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000025809 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000025809 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025809 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000025810 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025810 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025810 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000025811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025811 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025811 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000025812 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000025812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000025812 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025812 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000025813 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000025813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000025813 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025813 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000025814 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025814 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025814 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000025815 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025815 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000025815 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000025816 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[18]
C000025816 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[18]
C000025816 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[18]
C000025816 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
C000025816 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[18]
C000025816 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[18]
C000025816 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
C000025816 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[18]
C000025816 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[18]
C000025816 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[18]
C000025816 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025816 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000025816 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025816 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025816 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025816 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025816 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025816 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025816 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025816 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025816 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025817 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[19]
C000025817 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[19]
C000025817 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[19]
C000025817 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[19]
C000025817 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[19]
C000025817 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[19]
C000025817 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000025817 [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000025817 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000025817 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000025817 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025817 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000025817 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025817 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025817 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025817 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025817 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025817 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025817 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025817 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025817 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025818 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
C000025818 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
C000025818 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000025818 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[20]
C000025818 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[20]
C000025818 [Member] | GNMA zero coupon 7 843 due 7 20 44 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000025818 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[20]
C000025818 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000025818 [Member] | U S Treasury Notes 3 75 4 25 due 4 30 27 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[20]
C000025818 [Member] | U S Treasury Bonds 4 75 5 00 due 5 15 45 5 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[20]
C000025818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025818 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025818 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000025818 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025818 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025818 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025818 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025818 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025819 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000025819 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[21]
C000025819 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000025819 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000025819 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000025819 [Member] | GNMA zero coupon 7 843 due 7 20 44 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[21]
C000025819 [Member] | UMBS 30 Year 2 00 6 00 due 8 1 48 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[21]
C000025819 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000025819 [Member] | U S Treasury Notes 3 75 4 25 due 4 30 27 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[21]
C000025819 [Member] | U S Treasury Bonds 4 75 5 00 due 5 15 45 5 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[21]
C000025819 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025819 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025819 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025819 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000025819 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025819 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000025819 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025819 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025819 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025820 [Member] | U S Treasury Notes 3 875 4 25 due 3 31 27 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[22]
C000025820 [Member] | UMBS 30 Year 1 50 7 50 due 7 1 28 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[22]
C000025820 [Member] | UMBS Pool 30 Year 2 00 6 00 due 11 1 50 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[22]
C000025820 [Member] | GNMA 0 69 6 702 due 6 20 51 4 16 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[22]
C000025820 [Member] | U S Treasury Bonds 2 00 4 75 due 11 15 41 5 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[22]
C000025820 [Member] | GNMA II Single Family 30 Year 2 50 6 00 due 10 20 51 7 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000025820 [Member] | FHLMC 1 595 8 234 due 6 25 54 3 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[22]
C000025820 [Member] | FNMA 1 645 8 605 due 6 25 54 5 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000025820 [Member] | FNMA Other 2 50 4 50 due 9 1 63 6 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000025820 [Member] | UMBS Single Family 30 Year 2 50 5 50 due 7 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000025820 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000025820 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025820 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025820 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000025820 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025821 [Member] | U S Treasury Notes 3 875 4 25 due 3 31 27 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[23]
C000025821 [Member] | UMBS 30 Year 1 50 7 50 due 7 1 28 7 1 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[23]
C000025821 [Member] | UMBS Pool 30 Year 2 00 6 00 due 11 1 50 9 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[23]
C000025821 [Member] | GNMA 0 69 6 702 due 6 20 51 4 16 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[23]
C000025821 [Member] | U S Treasury Bonds 2 00 4 75 due 11 15 41 5 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[23]
C000025821 [Member] | GNMA II Single Family 30 Year 2 50 6 00 due 10 20 51 7 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[23]
C000025821 [Member] | FHLMC 1 595 8 234 due 6 25 54 3 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
C000025821 [Member] | FNMA 1 645 8 605 due 6 25 54 5 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000025821 [Member] | FNMA Other 2 50 4 50 due 9 1 63 6 1 64 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
C000025821 [Member] | UMBS Single Family 30 Year 2 50 5 50 due 7 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[23]
C000025821 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000025821 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000025821 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000025821 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000025821 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000025822 [Member] | State of Illinois 4 62 6 725 due 5 1 31 6 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[24]
C000025822 [Member] | New York City Transitional Finance Authority 2 40 5 01 due 5 1 27 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[24]
C000025822 [Member] | Massachusetts Educational Financing Authority 5 95 6 166 due 7 1 44 7 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[24]
C000025822 [Member] | State of California 4 875 7 55 due 9 1 30 4 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[24]
C000025822 [Member] | New York State Dormitory Authority 2 202 5 228 due 3 15 34 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[24]
C000025822 [Member] | Commonwealth of Massachusetts 1 67 3 769 due 7 15 29 9 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[24]
C000025822 [Member] | State of Hawaii 1 695 4 936 due 8 1 32 10 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[24]
C000025822 [Member] | Alameda Corridor Transportation Authority zero coupon 6 60 due 10 1 29 10 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[24]
C000025822 [Member] | Oregon State Lottery 5 031 5 093 due 4 1 34 4 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[24]
C000025822 [Member] | Texas Natural Gas Securitization Finance Corp 5 102 due 4 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[24]
C000025822 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000025822 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025822 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025823 [Member] | State of Illinois 4 62 6 725 due 5 1 31 6 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[25]
C000025823 [Member] | New York City Transitional Finance Authority 2 40 5 01 due 5 1 27 5 1 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[25]
C000025823 [Member] | Massachusetts Educational Financing Authority 5 95 6 166 due 7 1 44 7 1 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[25]
C000025823 [Member] | State of California 4 875 7 55 due 9 1 30 4 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[25]
C000025823 [Member] | New York State Dormitory Authority 2 202 5 228 due 3 15 34 7 1 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[25]
C000025823 [Member] | Commonwealth of Massachusetts 1 67 3 769 due 7 15 29 9 1 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[25]
C000025823 [Member] | State of Hawaii 1 695 4 936 due 8 1 32 10 1 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[25]
C000025823 [Member] | Alameda Corridor Transportation Authority zero coupon 6 60 due 10 1 29 10 1 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[25]
C000025823 [Member] | Oregon State Lottery 5 031 5 093 due 4 1 34 4 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000025823 [Member] | Texas Natural Gas Securitization Finance Corp 5 102 due 4 1 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[25]
C000025823 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025823 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
C000025823 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000025823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025824 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000025824 [Member] | Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000025824 [Member] | Government Agency Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000025824 [Member] | Treasury Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000025826 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 5 31 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[27]
C000025826 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[27]
C000025826 [Member] | Yum Brands Inc 3 625 6 875 due 1 15 30 11 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[27]
C000025826 [Member] | Hilton Domestic Operating Co Inc 4 00 6 125 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[27]
C000025826 [Member] | Mineral Resources Ltd 8 125 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[27]
C000025826 [Member] | LifePoint Health Inc 5 375 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[27]
C000025826 [Member] | Clarivate Science Holdings Corp 3 875 4 875 due 7 1 28 7 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000025826 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000025826 [Member] | Boyd Gaming Corp 4 75 due 12 1 27 6 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000025826 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[27]
C000025826 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000025826 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025826 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025826 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025826 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025826 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025827 [Member] | TransDigm Inc 4 625 7 125 due 8 15 28 5 31 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[28]
C000025827 [Member] | CCO Holdings LLC 4 25 5 375 due 5 1 27 1 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[28]
C000025827 [Member] | Yum Brands Inc 3 625 6 875 due 1 15 30 11 15 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[28]
C000025827 [Member] | Hilton Domestic Operating Co Inc 4 00 6 125 due 5 1 28 3 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[28]
C000025827 [Member] | Mineral Resources Ltd 8 125 9 25 due 5 1 27 5 1 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[28]
C000025827 [Member] | LifePoint Health Inc 5 375 11 00 due 1 15 29 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[28]
C000025827 [Member] | Clarivate Science Holdings Corp 3 875 4 875 due 7 1 28 7 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000025827 [Member] | One Zero One One Seven Seven Eight B C Unlimited Liability Co 3 875 6 125 due 1 15 28 10 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000025827 [Member] | Boyd Gaming Corp 4 75 due 12 1 27 6 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[28]
C000025827 [Member] | Churchill Downs Inc 4 75 6 75 due 4 1 27 5 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[28]
C000025827 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000025827 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025827 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025827 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025827 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025827 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025828 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[29]
C000025828 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[29]
C000025828 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[29]
C000025828 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[29]
C000025828 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[29]
C000025828 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[29]
C000025828 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[29]
C000025828 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[29]
C000025828 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[29]
C000025828 [Member] | Air Liquide SA Loyalty Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[29]
C000025828 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025828 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025828 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000025828 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025828 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025828 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025828 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025828 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025828 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025828 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000025828 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000025829 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[30]
C000025829 [Member] | London Stock Exchange Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[30]
C000025829 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[30]
C000025829 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[30]
C000025829 [Member] | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[30]
C000025829 [Member] | Nestle SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[30]
C000025829 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[30]
C000025829 [Member] | Cie Financiere Richemont SA Registered [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[30]
C000025829 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[30]
C000025829 [Member] | Air Liquide SA Loyalty Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[30]
C000025829 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025829 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025829 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000025829 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025829 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000025829 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025829 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025829 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025829 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025829 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000025829 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000099347 [Member] | GNMA zero coupon 4 50 due 7 20 44 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[31]
C000099347 [Member] | U S Treasury Notes 4 25 due 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[31]
C000099347 [Member] | Connecticut Avenue Securities Trust 6 006 14 155 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[31]
C000099347 [Member] | Flagship Credit Auto Trust 1 96 5 80 due 6 15 27 3 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[31]
C000099347 [Member] | FHLMC STACR REMIC Trust 7 556 12 805 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[31]
C000099347 [Member] | FHLMC zero coupon 9 255 due 5 25 44 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[31]
C000099347 [Member] | Exeter Automobile Receivables Trust 3 04 10 45 due 12 15 28 12 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[31]
C000099347 [Member] | FHLMC STACR Trust 9 22 12 77 due 9 25 47 11 25 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000099347 [Member] | Wells Fargo Commercial Mortgage Trust 3 00 5 119 due 12 15 39 1 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000099347 [Member] | BANK 2 50 4 372 due 5 15 50 1 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[31]
C000099347 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000099347 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099347 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099347 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000099347 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000099347 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099347 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000099347 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000099348 [Member] | GNMA zero coupon 4 50 due 7 20 44 2 16 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[32]
C000099348 [Member] | U S Treasury Notes 4 25 due 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[32]
C000099348 [Member] | Connecticut Avenue Securities Trust 6 006 14 155 due 11 25 39 2 25 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[32]
C000099348 [Member] | Flagship Credit Auto Trust 1 96 5 80 due 6 15 27 3 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[32]
C000099348 [Member] | FHLMC STACR REMIC Trust 7 556 12 805 due 9 25 41 1 25 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[32]
C000099348 [Member] | FHLMC zero coupon 9 255 due 5 25 44 8 15 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[32]
C000099348 [Member] | Exeter Automobile Receivables Trust 3 04 10 45 due 12 15 28 12 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[32]
C000099348 [Member] | FHLMC STACR Trust 9 22 12 77 due 9 25 47 11 25 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000099348 [Member] | Wells Fargo Commercial Mortgage Trust 3 00 5 119 due 12 15 39 1 15 59 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000099348 [Member] | BANK 2 50 4 372 due 5 15 50 1 15 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[32]
C000099348 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000099348 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099348 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099348 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000099348 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000099348 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099348 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000099348 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104621 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[33]
C000104621 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[33]
C000104621 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000104621 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000104621 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[33]
C000104621 [Member] | Samsung Electronics Co Ltd 1 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[33]
C000104621 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[33]
C000104621 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000104621 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000104621 [Member] | China Merchants Bank Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[33]
C000104621 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000104621 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000104621 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000104621 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000104621 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000104621 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104621 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104621 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104621 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104621 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104621 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000104622 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[34]
C000104622 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[34]
C000104622 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[34]
C000104622 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[34]
C000104622 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[34]
C000104622 [Member] | Samsung Electronics Co Ltd 1 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[34]
C000104622 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[34]
C000104622 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[34]
C000104622 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[34]
C000104622 [Member] | China Merchants Bank Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000104622 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000104622 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000104622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000104622 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000104622 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000104622 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104622 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104622 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104622 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104622 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000104623 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[35]
C000104623 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[35]
C000104623 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[35]
C000104623 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
C000104623 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[35]
C000104623 [Member] | CCC Intelligent Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[35]
C000104623 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000104623 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000104623 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000104623 [Member] | Construction Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000104623 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000104623 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000104623 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000104623 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000104623 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104623 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104623 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000104623 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104623 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104623 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000104623 [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104624 [Member] | HealthEquity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[36]
C000104624 [Member] | Mirion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[36]
C000104624 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
C000104624 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[36]
C000104624 [Member] | Waste Connections Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[36]
C000104624 [Member] | CCC Intelligent Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[36]
C000104624 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[36]
C000104624 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000104624 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[36]
C000104624 [Member] | Construction Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[36]
C000104624 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000104624 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000104624 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000104624 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000104624 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104624 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104624 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000104624 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104624 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104624 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000104624 [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104625 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[37]
C000104625 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[37]
C000104625 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[37]
C000104625 [Member] | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[37]
C000104625 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[37]
C000104625 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[37]
C000104625 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[37]
C000104625 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[37]
C000104625 [Member] | ArcelorMittal SA Registered NYRS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[37]
C000104625 [Member] | Anglo American plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[37]
C000104625 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104625 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000104625 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104625 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000104625 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104625 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000104625 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000104627 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[38]
C000104627 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[38]
C000104627 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000104627 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[38]
C000104627 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000104627 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000104627 [Member] | U S Treasury Notes 3 75 4 25 due 3 31 27 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[38]
C000104627 [Member] | UMBS 30 Year 2 00 6 00 due 2 1 37 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[38]
C000104627 [Member] | U S Treasury Bonds 4 625 5 00 due 5 15 45 2 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[38]
C000104627 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000104627 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000104627 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000104627 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104627 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000104627 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104627 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000104627 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000104627 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000104628 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[39]
C000104628 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[39]
C000104628 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[39]
C000104628 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[39]
C000104628 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[39]
C000104628 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[39]
C000104628 [Member] | U S Treasury Notes 3 75 4 25 due 3 31 27 5 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[39]
C000104628 [Member] | UMBS 30 Year 2 00 6 00 due 2 1 37 12 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[39]
C000104628 [Member] | U S Treasury Bonds 4 625 5 00 due 5 15 45 2 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[39]
C000104628 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[39]
C000104628 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000104628 [Member] | Loan Participations and Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000104628 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104628 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000104628 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104628 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000104628 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000104628 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000104630 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[40]
C000104630 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[40]
C000104630 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[40]
C000104630 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[40]
C000104630 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[40]
C000104630 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[40]
C000104630 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[40]
C000104630 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[40]
C000104630 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[40]
C000104630 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[40]
C000104630 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000104630 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000104630 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000104630 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000104630 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104630 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104630 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000104630 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000104630 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104630 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000104629 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[41]
C000104629 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[41]
C000104629 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[41]
C000104629 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[41]
C000104629 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[41]
C000104629 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[41]
C000104629 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[41]
C000104629 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[41]
C000104629 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[41]
C000104629 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[41]
C000104629 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000104629 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000104629 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000104629 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000104629 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104629 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104629 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000104629 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000104629 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104629 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104629 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000104631 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[42]
C000104631 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[42]
C000104631 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[42]
C000104631 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[42]
C000104631 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[42]
C000104631 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[42]
C000104631 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[42]
C000104631 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[42]
C000104631 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[42]
C000104631 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[42]
C000104631 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104631 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000104631 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000104631 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000104631 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104631 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104631 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104631 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104631 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104631 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104631 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104632 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[43]
C000104632 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[43]
C000104632 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[43]
C000104632 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[43]
C000104632 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[43]
C000104632 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[43]
C000104632 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[43]
C000104632 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[43]
C000104632 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[43]
C000104632 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[43]
C000104632 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104632 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000104632 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000104632 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000104632 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104632 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104632 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104632 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104632 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104632 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104632 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104633 [Member] | U S Treasury Inflation Linked Notes 0 125 2 375 due 4 15 26 1 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.50%	[44]
C000104633 [Member] | U S Treasury Inflation Linked Bonds 0 125 3 375 due 1 15 27 2 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[44]
C000104633 [Member] | UMBS Single Family 30 Year 4 00 6 00 due 7 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[44]
C000104633 [Member] | GNMA II Single Family 30 Year 3 50 due 3 20 52 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[44]
C000104633 [Member] | Japan Government CPI Linked Bond 0 10 due 3 10 28 3 10 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[44]
C000104633 [Member] | GNMA 5 202 5 592 due 4 20 67 7 20 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[44]
C000104633 [Member] | France Government Bond 0 10 due 3 1 26 7 25 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[44]
C000104633 [Member] | FNMA 4 887 7 037 due 11 1 34 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[44]
C000104633 [Member] | FHLMC 4 814 5 245 due 7 15 44 8 15 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[44]
C000104633 [Member] | Italy Buoni Poliennali del Tesoro 0 40 1 80 due 5 15 30 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[44]
C000104633 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000104633 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000104633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000104633 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104633 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000104633 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(51.80%)
C000104633 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104634 [Member] | U S Treasury Inflation Linked Notes 0 125 2 375 due 4 15 26 1 15 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.50%	[45]
C000104634 [Member] | U S Treasury Inflation Linked Bonds 0 125 3 375 due 1 15 27 2 15 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[45]
C000104634 [Member] | UMBS Single Family 30 Year 4 00 6 00 due 7 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[45]
C000104634 [Member] | GNMA II Single Family 30 Year 3 50 due 3 20 52 4 20 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[45]
C000104634 [Member] | Japan Government CPI Linked Bond 0 10 due 3 10 28 3 10 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[45]
C000104634 [Member] | GNMA 5 202 5 592 due 4 20 67 7 20 73 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[45]
C000104634 [Member] | France Government Bond 0 10 due 3 1 26 7 25 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[45]
C000104634 [Member] | FNMA 4 887 7 037 due 11 1 34 6 25 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[45]
C000104634 [Member] | FHLMC 4 814 5 245 due 7 15 44 8 15 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[45]
C000104634 [Member] | Italy Buoni Poliennali del Tesoro 0 40 1 80 due 5 15 30 5 15 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[45]
C000104634 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000104634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000104634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000104634 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104634 [Member] | U S Government And Federal Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000104634 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(51.80%)
C000104634 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154685 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[46]
C000154685 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[46]
C000154685 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[46]
C000154685 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[46]
C000154685 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[46]
C000154685 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[46]
C000154685 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[46]
C000154685 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[46]
C000154685 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000154685 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000154685 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000154685 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000154685 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154685 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154685 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154685 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154685 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154685 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000154685 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154685 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000154685 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000154686 [Member] | Norfolk Southern Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[47]
C000154686 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[47]
C000154686 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[47]
C000154686 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[47]
C000154686 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[47]
C000154686 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[47]
C000154686 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[47]
C000154686 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[47]
C000154686 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[47]
C000154686 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[47]
C000154686 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000154686 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000154686 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000154686 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154686 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154686 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154686 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154686 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000154686 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154686 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000154686 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000166826 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[48]
C000166826 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[48]
C000166826 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[48]
C000166826 [Member] | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[48]
C000166826 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[48]
C000166826 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[48]
C000166826 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[48]
C000166826 [Member] | iShares Russell 2000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000166826 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000166826 [Member] | Laureate Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[48]
C000166826 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166826 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000166826 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166826 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166826 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000166826 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166826 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166826 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166826 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166826 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166826 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166827 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[49]
C000166827 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[49]
C000166827 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[49]
C000166827 [Member] | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[49]
C000166827 [Member] | Cadence Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[49]
C000166827 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[49]
C000166827 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[49]
C000166827 [Member] | iShares Russell 2000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000166827 [Member] | Life Time Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000166827 [Member] | Laureate Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[49]
C000166827 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166827 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000166827 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166827 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166827 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000166827 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166827 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166827 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166827 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166827 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166827 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204554 [Member] | iShares Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[50]
C000204554 [Member] | Vanguard Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[50]
C000204554 [Member] | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[50]
C000204554 [Member] | Franklin Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[50]
C000204554 [Member] | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[50]
C000204554 [Member] | Vanguard Short Term Inflation Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[50]
C000204554 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[50]
C000204554 [Member] | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[50]
C000204554 [Member] | SPDR Bloomberg Investment Grade Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[50]
C000204554 [Member] | Vanguard Tax Exempt Bond Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[50]
C000204554 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000204554 [Member] | Floating Rate Investment Grade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000204554 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204554 [Member] | Treasury Inflation Protected Security Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000204554 [Member] | Short Duration Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000204554 [Member] | Convertible Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000204554 [Member] | International Equity Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000204554 [Member] | Municipal Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000204554 [Member] | Bank Loan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000204554 [Member] | Emerging Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204554 [Member] | U S Momentum Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000204555 [Member] | iShares Floating Rate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[51]
C000204555 [Member] | Vanguard Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[51]
C000204555 [Member] | Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[51]
C000204555 [Member] | Franklin Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[51]
C000204555 [Member] | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[51]
C000204555 [Member] | Vanguard Short Term Inflation Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[51]
C000204555 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[51]
C000204555 [Member] | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[51]
C000204555 [Member] | SPDR Bloomberg Investment Grade Floating Rate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[51]
C000204555 [Member] | Vanguard Tax Exempt Bond Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[51]
C000204555 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000204555 [Member] | Floating Rate Investment Grade Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000204555 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204555 [Member] | Treasury Inflation Protected Security Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000204555 [Member] | Short Duration Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000204555 [Member] | Convertible Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000204555 [Member] | International Equity Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000204555 [Member] | Municipal Bond Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000204555 [Member] | Bank Loan Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000204555 [Member] | Emerging Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204555 [Member] | U S Momentum Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000255924 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[52]
C000255924 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[52]
C000255924 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[52]
C000255924 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[52]
C000255924 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[52]
C000255924 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[52]
C000255924 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[52]
C000255924 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[52]
C000255924 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[52]
C000255924 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[52]
C000255924 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255924 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255924 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000255924 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000255924 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000255924 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000255924 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255924 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255924 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255924 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255924 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255923 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[53]
C000255923 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[53]
C000255923 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[53]
C000255923 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[53]
C000255923 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[53]
C000255923 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[53]
C000255923 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[53]
C000255923 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[53]
C000255923 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[53]
C000255923 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[53]
C000255923 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000255923 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255923 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000255923 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000255923 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000255923 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000255923 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000255923 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255923 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255923 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255923 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255926 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[54]
C000255926 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[54]
C000255926 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[54]
C000255926 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[54]
C000255926 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[54]
C000255926 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
C000255926 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[54]
C000255926 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[54]
C000255926 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[54]
C000255926 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[54]
C000255926 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255926 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000255926 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000255926 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000255926 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000255926 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255926 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255926 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255926 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255926 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255926 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255925 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[55]
C000255925 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[55]
C000255925 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[55]
C000255925 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[55]
C000255925 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[55]
C000255925 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[55]
C000255925 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[55]
C000255925 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[55]
C000255925 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[55]
C000255925 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[55]
C000255925 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255925 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000255925 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000255925 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000255925 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000255925 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255925 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255925 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255925 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255925 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255925 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255928 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[56]
C000255928 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[56]
C000255928 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[56]
C000255928 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[56]
C000255928 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[56]
C000255928 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[56]
C000255928 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[56]
C000255928 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[56]
C000255928 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[56]
C000255928 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[56]
C000255928 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000255928 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000255928 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000255928 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000255928 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000255928 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255928 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000255928 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255928 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255928 [Member] | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255928 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255927 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[57]
C000255927 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[57]
C000255927 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[57]
C000255927 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[57]
C000255927 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[57]
C000255927 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[57]
C000255927 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[57]
C000255927 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[57]
C000255927 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[57]
C000255927 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[57]
C000255927 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000255927 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000255927 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000255927 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000255927 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000255927 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000255927 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000255927 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255927 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255927 [Member] | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255927 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Excluding short-term investments
[2]	Excluding short-term investments
[3]	Excluding short-term investments
[4]	Excluding short-term investments
[5]	Excluding short-term investments
[6]	Excluding short-term investments
[7]	Excluding short-term investments
[8]	Excluding short-term investments
[9]	Excluding short-term investments
[10]	Excluding short-term investments
[11]	Excluding short-term investments
[12]	Excluding short-term investments
[13]	Excluding short-term investments
[14]	Excluding short-term investments
[15]	Excluding short-term investments
[16]	Excluding short-term investments
[17]	Excluding short-term investments
[18]	Excluding short-term investments
[19]	Excluding short-term investments
[20]	Excluding short-term investments
[21]	Excluding short-term investments
[22]	Excluding short-term investments
[23]	Excluding short-term investments
[24]	Excluding short-term investments
[25]	Excluding short-term investments
[26]	Less than one-tenth of a percent.
[27]	Excluding short-term investments
[28]	Excluding short-term investments
[29]	Excluding short-term investments
[30]	Excluding short-term investments
[31]	Excluding short-term investments
[32]	Excluding short-term investments
[33]	Excluding short-term investments
[34]	Excluding short-term investments
[35]	Excluding short-term investments
[36]	Excluding short-term investments
[37]	Excluding short-term investments
[38]	Excluding short-term investments
[39]	Excluding short-term investments
[40]	Excluding short-term investments
[41]	Excluding short-term investments
[42]	Excluding short-term investments
[43]	Excluding short-term investments
[44]	Excluding short-term investments
[45]	Excluding short-term investments
[46]	Excluding short-term investments
[47]	Excluding short-term investments
[48]	Excluding short-term investments
[49]	Excluding short-term investments
[50]	Excluding short-term investments
[51]	Excluding short-term investments
[52]	Excluding short-term investments
[53]	Excluding short-term investments
[54]	Excluding short-term investments
[55]	Excluding short-term investments
[56]	Excluding short-term investments
[57]	Excluding short-term investments